111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                September 5, 2014



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 1309 (the "Fund")
                       (File No. 333-197487) (CIK 1608240)
                   --------------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is the Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Global Gold Income Portfolio - 15 Month, Series 2014-4Q - An SMC Portfolio (the "Trust"). The Trust was formerly named Global Gold Income Portfolio, Series 2014-4Q - An SMC Portfolio. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on July 17, 2014. We are filing this amendment to the Registration Statement to reflect certain changes including changes to the sales fee and dealer concession amounts along with the name of the Trust.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about October 8, 2014 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     If you have any questions, please do not hesitate to contact Matthew T. Wirig at (312) 845-3432 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson